Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

FY(1)	Summary Comp Table Total for Steven Sell ($)	Comp Actually Paid to Steven Sell ($)(2)(3)	Summary Comp Table Total for Jeffrey Schwaneke ($)	Comp Actually Paid to Jeffrey Schwaneke ($)(2)(4)	Summary Comp Table Total for Benjamin Shaker ($)	Comp Actually Paid to Benjamin Shaker ($)(2)(4)	Average Summary Comp Table Total for Non-PEO NEOs ($)	Average Comp Actually Paid to Non-PEO NEOs ($)(2)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) ($)(7)	Reported Adjusted EBITDA (thousands) ($)(8)

									Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)

2025	7,278,387	715,638	5,610,878	1,134,407	5,357,548	1,383,988	2,589,752	887,343	2.99	141.57	(391,347)	(296,155)

2024	5,416,043	(10,641,811)					3,716,419	(260,790)	8.26	123.53	(260,101)	(154,215)

2023	5,267,036	(3,573,313)					2,741,339	1,550,202	54.57	120.43	(262,803)	(95,001)

2022	5,789,157	(30,811,711)					1,961,158	(1,410,451)	70.17	118.00	(106,864)	4,251

2021	1,256,250	79,887,250					4,001,770	26,200,762	117.39	120.35	(406,787)	(38,619)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The following table lists the PEOs and non-PEO NEOs for each of Fiscal Years 2025, 2024, 2023, 2022 and 2021.

Year	PEO	Non-PEO NEOs

2025	Steven Sell, Jeffrey Schwaneke and Benjamin Shaker	Girish Venkatachaliah and Denise Zamore

2024	Steven Sell	Jeffrey Schwaneke, Benjamin Shaker and Girish Venkatachaliah

2023	Steven Sell	Timothy Bensley, Veeral Desai, Benjamin Shaker and Girish Venkatachaliah

2022	Steven Sell	Timothy Bensley, Veeral Desai, Benjamin Shaker and Girish Venkatachaliah

2021	Steven Sell	Timothy Bensley, Veeral Desai, Theodore Halkias, Benjamin Shaker and Girish Venkatachaliah

Peer Group Issuers, Footnote	(6)Represents the peer group TSR (S&P 500 Health Care Index) as reflected in the Company's Annual Report pursuant to item 201(e) of
Regulation S-K for the fiscal year ended December 31, 2025. Each year reflects what the cumulative value of $100 would be, including
	reinvestment of dividends, if such amount were invested on April 14, 2021.
Adjustment To PEO Compensation, Footnote	The increases and decreases in these values are attributable largely to the changes in the value of Mr. Sell’s pre-IPO equity compensation awards in light of stock price movements. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Sell’s total compensation for each year to determine the compensation actually paid:

Fiscal Year	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)

SCT Total Compensation	1,256,250	5,789,157	5,267,036	5,416,043	7,278,387

Less, value of Stock and Option Awards reported in SCT	—	4,500,032	4,500,051	4,500,009	6,300,005

Plus, Year-End value of Stock and Option Awards Granted in Fiscal Year that are Unvested and Outstanding	—	2,812,164	2,011,830	1,149,648	—

Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that are Outstanding and Unvested	57,728,000	(27,495,000)	(8,219,253)	(8,005,528)	—

Plus, FMV of Stock and Option Awards Granted this Year and that Vested this Year	—	—	—	—	—

Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that Vested this Year	20,903,000	(7,418,000)	1,867,125	(4,701,965)	800,980

Less Prior Year Fair Value of Prior Year Stock and Option Awards that Failed to Vest this Year	—	—	—	—	1,063,724

Compensation Actually Paid	79,887,250	(30,811,711)	(3,573,313)	(10,641,811)	715,638

(4)In accordance with the requirements of Item 402(v) of Regulation S-K the following adjustments were made to the total compensation of
Mr. Schwaneke and Mr. Shaker to determine the compensation actually paid for Fiscal Year 2025:

	Jeffrey Schwaneke	Benjamin Shaker

Fiscal Year	2025 ($)

SCT Total Compensation	5,610,878	5,357,548

Less, value of Stock and Option Awards reported in SCT	4,700,003	4,700,003

Plus, Year-End value of Stock and Option Awards Granted in Fiscal Year that are Unvested and Outstanding	753,054	753,054

Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that are Outstanding and Unvested	(645,954)	(470,456)

Plus, FMV of Stock and Option Awards Granted this Year and that Vested this Year	—	—

Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that Vested this Year	116,432	443,845

Less Prior Year Fair Value of Prior Year Stock and Option Awards that Failed to Vest this Year	—	—

Compensation Actually Paid	1,134,407	1,383,988

Non-PEO NEO Average Total Compensation Amount	$ 2,589,752	$ 3,716,419	$ 2,741,339	$ 1,961,158	$ 4,001,770
Non-PEO NEO Average Compensation Actually Paid Amount	$ 887,343	(260,790)	1,550,202	(1,410,451)	26,200,762
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to the Company's non-PEO NEOs in accordance with the Item 402(v) of Regulation
S-K.

Fiscal Year	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)

Average SCT Total Compensation	4,001,770	1,961,158	2,741,339	3,716,419	2,589,752

Less, value of Stock and Option Awards reported in SCT	3,307,199	1,250,024	2,312,535	3,027,154	1,968,758

Plus, Year-End value of Stock and Option Awards Granted in Fiscal Year that are Unvested and Outstanding	4,366,866	781,166	1,068,277	566,509	315,052

Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that are Outstanding and Unvested	780,300	(2,545,313)	(300,783)	(537,510)	(276,248)

Plus, FMV of Stock and Option Awards Granted this Year and that Vested this Year	—	—	—	—	—

Plus, Change in Fair Value (from prior year-end) of Prior Year Stock and Option Awards that Vested this Year	20,359,025	(357,438)	353,904	(325,077)	227,545

Less Prior Year Fair Value of Prior Year Stock and Option Awards that Failed to Vest this Year	—	—	—	(653,977)	—

Compensation Actually Paid	26,200,762	(1,410,451)	1,550,202	(260,790)	887,343

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Adjusted EBITDA

Revenue

Growth in Membership on Company Platform(1)

Medical Margin(2)

(1)Measured by reference to the growth in the total members live on the agilon platform between December 31, 2024 and December 31,
2025.
(2)Represents amount earned from medical services revenue after medical services expenses are deducted. Medical services expense
	represents costs incurred for medical services provided to the Company's members.
Total Shareholder Return Amount	$ 2.99	8.26	54.57	70.17	117.39
Peer Group Total Shareholder Return Amount	141.57	123.53	120.43	118.00	120.35
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (391,347,000)	$ (260,101,000)	$ (262,803,000)	$ (106,864,000)	$ (406,787,000)
Company Selected Measure Amount	(296,155,000)	(154,215,000)	(95,001,000)	4,251,000	(38,619,000)
PEO Name	Steven Sell, Jeffrey Schwaneke and Benjamin Shaker	Steven Sell	Steven Sell	Steven Sell	Steven Sell
Additional 402(v) Disclosure	Amounts reported in this column represent the amount of “compensation actually paid” as computed in accordance with Item 402(v) of
Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. For the portion of “compensation actually paid” that is based on year-end stock prices, as adjusted for the reverse stock split which became effective on March 30, 2026, $17.23 was used for 2025, $47.50 was used for 2024, $313.75 was used for 2023,
$403.50 was used for 2022 and $675.00 was used for 2021.
	Reflects “Net Income” in the Company’s Consolidated Financial Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Company-selected measure is Reported Adjusted EBITDA, which is a non-GAAP financial measure defined as net income (loss)
adjusted to exclude: (i) income (loss) from discontinued operations, net of income taxes, (ii) interest expense, (iii) income tax expense
(benefit), (iv) depreciation and amortization, (v) stock-based compensation expense, (vi) severance and related costs, and (vii) certain other items not considered by the Company in the evaluation of ongoing operating performance. The Company reflects its share of
Reported Adjusted EBITDA for equity method investments by applying its actual ownership percentage for the period to the applicable reconciling items on an entity-by-entity basis. The Company selected Reported Adjusted EBITDA as its company-selected measure for evaluating pay versus performance because, among other reasons, it is an important measure of operating performance. Reported
Adjusted EBITDA differs from Adjusted EBITDA as used for compensation purposes in the Compensation Discussion and Analysis.
Please see the Appendix for the definition of, and reconciliation of, Reported Adjusted EBITDA, and “Executive Compensation—agilon's
Executive Compensation Program—Annual Incentive Compensation” for additional information regarding Adjusted EBITDA as used for
	compensation purposes.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Growth in Membership on Company Platform
Measure:: 4
Pay vs Performance Disclosure
Name	Medical Margin
Steven Sell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,278,387	$ 5,416,043	$ 5,267,036	$ 5,789,157	$ 1,256,250
PEO Actually Paid Compensation Amount	715,638	(10,641,811)	(3,573,313)	(30,811,711)	79,887,250
Jeffrey Schwaneke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,610,878
PEO Actually Paid Compensation Amount	1,134,407
Benjamin Shaker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,357,548
PEO Actually Paid Compensation Amount	1,383,988
PEO | Steven Sell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,300,005)	(4,500,009)	(4,500,051)	(4,500,032)	0
PEO | Steven Sell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,149,648	2,011,830	2,812,164	0
PEO | Steven Sell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(8,005,528)	(8,219,253)	(27,495,000)	57,728,000
PEO | Steven Sell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Steven Sell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	800,980	(4,701,965)	1,867,125	(7,418,000)	20,903,000
PEO | Steven Sell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,063,724)	0	0	0	0
PEO | Jeffrey Schwaneke [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,700,003)
PEO | Jeffrey Schwaneke [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	753,054
PEO | Jeffrey Schwaneke [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(645,954)
PEO | Jeffrey Schwaneke [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jeffrey Schwaneke [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,432
PEO | Jeffrey Schwaneke [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Benjamin Shaker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,700,003)
PEO | Benjamin Shaker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	753,054
PEO | Benjamin Shaker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(470,456)
PEO | Benjamin Shaker [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Benjamin Shaker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	443,845
PEO | Benjamin Shaker [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,968,758)	(3,027,154)	(2,312,535)	(1,250,024)	(3,307,199)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	315,052	566,509	1,068,277	781,166	4,366,866
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(276,248)	(537,510)	(300,783)	(2,545,313)	780,300
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	227,545	(325,077)	353,904	(357,438)	20,359,025
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (653,977)	$ 0	$ 0	$ 0